Summary of Significant Accounting Policies (Details 3) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Carried at (amortized) cost:
Corporate debt securities	$ 9,461,918	$ 4,744,328
Fair Value, Inputs, Level 2 [Member]
Carried at (amortized) cost:
Corporate debt securities
Fair Value, Inputs, Level 1 [Member]
Carried at (amortized) cost:
Corporate debt securities
Fair Value, Inputs, Level 3 [Member]
Carried at (amortized) cost:
Corporate debt securities	$ 9,461,918	$ 4,744,328